INCOME TAXES	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

The Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, during the year ended June 30, 2026. The Company applied the guidance retrospectively to all periods presented. The adoption affected the Company’s income tax disclosures but did not have a material impact on its consolidated financial statements. The Company evaluated the provisions of the One Big Beautiful Bill Act (“OBBBA”) and determined that they did not have a material impact on the Company’s consolidated financial statements or related income tax disclosures. The Company follows ASC 740-10-10, under which an entity recognizes deferred tax assets and liabilities for future tax consequences or for events that were previously recognized in the Company’s financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on enacted tax law provisions. The effects of future changes in tax laws or rates are not anticipated. Through June 30, 2010, the Company operated exclusively in Australia. The Company was wholly subject to Australian income tax laws and regulations, which are administered by the Australian Taxation Office for the years ended June 30, 2010 and all prior years.

On November 23, 2010, the Company was incorporated in the state of Delaware. In January 2011, the Company acquired all of the outstanding shares of Propanc PTY LTD on a one-for-one basis with Propanc PTY LTD becoming a wholly owned subsidiary of the Company. As a result of these transactions, the Company is subject to the income tax laws of both the United States and Australia for the years ended June 30, 2014 through June 30, 2026.

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2026 and 2025 is as follows:

	Year Ended
	June 30, 2026%		June 30, 2025%
Loss before Income taxes	$(18,862,710)		$(58,923,300)

Taxes under statutory US tax rates	$(3,961,170)	21%	$(12,373,893)	21%
Increase (decrease) in valuation allowance	3,668,330	(19.4)%	12,383,827	(21)%
Foreign tax rate differential	(72,125)	0.4%	(54,939)	0.1%
Settlement expenses	67,200	(0.4)%	-	-
Foreign exchange revaluation of foreign NOLs	307,160	(1.7)%	-	-
Other	(17,630)	0.1%	92,571	(0.2)%
Prior period adjustment	-	-	(47,566)	0.1%
Other adjustments	8,235	0.0%	-	-
Income tax (expense) benefit	$-	0%	$-	0%

There were no tax benefit on its consolidated statement of operations and comprehensive income (loss) in both fiscal year 2026 and 2025.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Year Ended
	June 30, 2026	June 30, 2025
Deferred tax assets
Warrant Derivative Liability	$486,514	$468,457
Accrued Expenses	624,997	614,493
Prepaid Investor Services	582,409	582,409
Non-cash interest	817,536	817,536
Intangibles (Intellectual Property and Patent Cost)	417,441	367,347
Deferred Rent	5,084	4,114
Formation Expense	6,553	6,553
Net Operating Loss carryforward	27,614,180	25,483,996
Gain on extinguishment of debt	11,440	102,604
Total Deferred tax assets	$30,566,154	$28,447,509

Deferred tax liabilities
Research and Development	$(202,718)	$(202,718)
Stock Based Compensation	(2,396,363)	(3,960,547)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(413,245)	(398,746)
Total deferred tax liabilities	$(3,051,705)	$(4,601,390)

Net deferred tax assets	$27,514,449	$23,846,119
Valuation allowance	(27,514,449)	(23,846,119)
Net deferred tax assets	$-	$-

At June 30, 2026, the Company had U.S. net operating loss carry forwards of $96,782,863 that may be offset against future taxable income, subject to limitation under IRC Section 382. At June 30, 2026, the Company had Australia net operating loss carry forwards of $29,159,115 which can be carried forward without expiration. No tax benefit has been reported on the June 30, 2026 and 2025 consolidated financial statements due to the uncertainty surrounding the realizability of the benefit, based on a more likely than not criteria and in consideration of available positive and negative evidence.

The Company applied the “more-likely-than-not” recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of June 30, 2026 and 2025, respectively.

Management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company follows ASC 740-10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the consolidated statement of operations. As of June 30, 2026, the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended June 30, 2026 and 2025. The Company did not recognize any interest or penalties during fiscal 2026 or 2025 related to unrecognized tax benefits.

The income tax returns filed for the tax years from inception will be subject to examination by the relevant taxing authorities.